Prospectus Supplement
John Hancock Variable Insurance Trust
500 Index Trust
Mid Cap Index Trust
Small Cap Index Trust
Total Stock Market Index Trust (each a fund, and collectively, the funds)
Supplement dated December 18, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2024, Jenny Kim, CFA will be added as a portfolio manager of the funds. Ashikhusein Shahpurwala, CFA and Boncana Maiga, CFA, CIM will continue as portfolio managers of the funds and, along with Jenny Kim, will be jointly and primarily responsible for the day-to-day management of the funds' portfolios.
As of December 31, 2024, the following information will be added under the heading “Portfolio management” in the “Fund summary” section for each fund:
Jenny Kim, CFA
Portfolio Manager
Managed the fund since 2024
As of December 31, 2024, the information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Manulife Investment Management (North America) Limited (“Manulife IM (NA)”)” will be amended to include Jenny Kim as a portfolio manager of the funds within the table of portfolio managers specific to the funds, as well as to include the below in the bulleted list of the portfolio managers below the table:
Jenny Kim, CFA.Portfolio Manager; joined Manulife IM (NA) in 2010.
Effective June 30, 2025 (the effective date), Ashikhusein Shahpurwala will no longer serve as a portfolio manager of the funds. Accordingly, as of the effective date, all references to Ashikhusein Shahpurwala will be removed from the Prospectus. Boncana Maiga and Jenny Kim will continue as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement
John Hancock Variable Insurance Trust
500 Index Trust
Mid Cap Index Trust
Small Cap Index Trust
Total Stock Market Index Trust (the funds)
Supplement dated December 18, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
Effective December 31, 2024, Jenny Kim, CFA will be added as a portfolio manager of the funds. Ashikhusein Shahpurwala, CFA and Boncana Maiga, CFA, CIM will continue as portfolio managers of the funds and, along with Jenny Kim, will be jointly and primarily responsible for the day-to-day management of the funds' portfolios.
As of December 31, 2024, the following information regarding Jenny Kim supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (North America) Limited.
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Jenny Kim has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Jenny Kim’s investment in the funds and similarly managed accounts.
The following table provides information for Jenny Kim as of October 31, 2024:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jenny Kim	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jenny Kim	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the Jenny Kim as of October 31, 2024. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Jenny Kim’s ownership of fund shares is stated in the footnote(s) below the table.
Fund Name	Portfolio Manager	Dollar Range of Shares Owned
500 Index Trust[1]	Jenny Kim	$10,001–$50,000
Mid Cap Index Trust[2]	Jenny Kim	none
Small Cap Index Trust[3]	Jenny Kim	none

Fund Name	Portfolio Manager	Dollar Range of Shares Owned
Total Stock Market Index Trust[4]	Jenny Kim	none
1As of October 31, 2024, Jenny Kim beneficially owned none of 500 Index Trust.
2As of October 31, 2024, Jenny Kim beneficially owned none of Mid Cap Index Trust.
3As of October 31, 2024, Jenny Kim beneficially owned none of Small Cap Index Trust.
4As of October 31, 2024, Jenny Kim beneficially owned none of Total Stock Market Index Trust.
Effective June 30, 2025 (the effective date), Ashikhusein Shahpurwala will no longer serve as a portfolio manager of the funds. Accordingly, as of the effective date, all references to Ashikhusein Shahpurwala will be removed from the SAI. Boncana Maiga and Jenny Kim will continue as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
You should read this supplement in conjunction with the SAI and retain it for your future reference.